LIABILITIES OF DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2021
CONVERTIBLE NOTES PAYABLE
Schedule Of Liabilities Of Discontinued Operations
	2021	2020
Roomlinx – Account payable and other accrued liabilities	$107,000	$107,000